CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ (40,994)	$ (71,397)
Other comprehensive income / (loss), net of tax effect:
Foreign currency translation adjustments	658	(125)
Actuarial gains / (losses)		15
Total other comprehensive income / (loss) from continuing operations	658	(110)
Other comprehensive loss from discontinued operations	(83)	380
Total other comprehensive loss	575	270
Comprehensive loss	$ (40,419)	$ (71,127)